UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Modera Wealth Management, LLC
Address: 535 Boylston Street, Suite 300
         Boston, MA  02116

13F File Number:  028-14860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John LeBlanc
Title:     Chief Compliance Officer
Phone:     617-247-0518

Signature, Place, and Date of Signing:

 /s/  John LeBlanc     Boston, MA     November 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $152,074 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      244     2644 SH       SOLE                     2644        0        0
APPLE INC                      COM              037833100      353      529 SH       SOLE                      529        0        0
AT&T INC                       COM              00206R102      922    24454 SH       SOLE                    24454        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     1005    11391 SH       SOLE                    11391        0        0
BIOGEN IDEC INC                COM              09062X103      462     3096 SH       SOLE                     3096        0        0
CHEVRON CORP NEW               COM              166764100      278     2384 SH       SOLE                     2384        0        0
COCA COLA CO                   COM              191216100      218     5752 SH       SOLE                     5752        0        0
COLGATE PALMOLIVE CO           COM              194162103      363     3383 SH       SOLE                     3383        0        0
CRA INTL INC                   COM              12618T105      580    33590 SH       SOLE                    33590        0        0
EXXON MOBIL CORP               COM              30231G102     1553    16985 SH       SOLE                    16985        0        0
GENERAL ELECTRIC CO            COM              369604103      543    23929 SH       SOLE                    23929        0        0
GOOGLE INC                     CL A             38259P508      204      270 SH       SOLE                      270        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1232     5937 SH       SOLE                     5937        0        0
ISHARES GOLD TRUST             ISHARES          464285105     1132    65565 SH       SOLE                    65565        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176    14523   119278 SH       SOLE                   119278        0        0
ISHARES TR                     S&P 500 INDEX    464287200    16931   117249 SH       SOLE                   117249        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      954    23075 SH       SOLE                    23075        0        0
ISHARES TR                     S&P 500 VALUE    464287408      239     3632 SH       SOLE                     3632        0        0
ISHARES TR                     S&P MIDCAP 400   464287507    22217   225138 SH       SOLE                   225138        0        0
ISHARES TR                     RUSSELL 1000     464287622    16844   211922 SH       SOLE                   211922        0        0
ISHARES TR                     MSCI ACWI EX     464288240     2663    67611 SH       SOLE                    67611        0        0
ISHARES TR                     MSCI SMALL CAP   464288273     1042    26924 SH       SOLE                    26924        0        0
ISHARES TR                     MSCI ESG SEL SOC 464288802      392     6549 SH       SOLE                     6549        0        0
ISHARES TR                     MSCI VAL IDX     464288877      254     5587 SH       SOLE                     5587        0        0
ISHARES TR                     BRC 0-5 YR TIP   46429B747     3108    30149 SH       SOLE                    30149        0        0
JOHNSON & JOHNSON              COM              478160104      584     8482 SH       SOLE                     8482        0        0
MERCK & CO INC NEW             COM              58933Y105      340     7534 SH       SOLE                     7534        0        0
PFIZER INC                     COM              717081103      202     8139 SH       SOLE                     8139        0        0
PROCTER & GAMBLE CO            COM              742718109      244     3519 SH       SOLE                     3519        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106      425    13222 SH       SOLE                    13222        0        0
SIRIUS XM RADIO INC            COM              82967N108       29    11300 SH       SOLE                    11300        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2912    16941 SH       SOLE                    16941        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863     1600    40769 SH       SOLE                    40769        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1982    13769 SH       SOLE                    13769        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107     5474    30425 SH       SOLE                    30425        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425     1251    51056 SH       SOLE                    51056        0        0
STEWARDSHIP FINL CORP          COM              860326107       87    20702 SH       SOLE                    20702        0        0
UNITED PARCEL SERVICE INC      CL B             911312106      762    10641 SH       SOLE                    10641        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611    10602   147453 SH       SOLE                   147453        0        0
VANGUARD INDEX FDS             MID CAP ETF      922908629      896    11045 SH       SOLE                    11045        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     8398   143026 SH       SOLE                   143026        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      356     4833 SH       SOLE                     4833        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      684    15930 SH       SOLE                    15930        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    11091   265835 SH       SOLE                   265835        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    10771   180472 SH       SOLE                   180472        0        0
VANGUARD WORLD FDS             ENERGY ETF       92204A306     4637    43341 SH       SOLE                    43341        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      491    10773 SH       SOLE                    10773        0        0